Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity
24. Equity
Common stock
The authorized capital stock consists of 80 million shares of common stock without par value, divided into Class A shares, Class B shares, and Class C shares. As of December 31, 2023, the Company had 34,110,338 Class A shares issued (2022: 34,033,575) and 31,101,689 shares outstanding (2022: 28,477,704), 10,938,125 Class B shares issued and outstanding (2022: 10,938,125) and no Class C shares outstanding. Class A and Class B shares have the same economic rights and privileges, including the right to receive dividends.
•Class A shares
The holders of the Class A shares are not entitled to vote at our shareholders’ meetings, except in connection with the following specific matters: (i) a transformation of the Company into another corporate type; (ii) a merger, consolidation, or spin-off of the Company, (iii) a change of corporate purpose; (iv) voluntarily delisting Class A shares from the NYSE; (v) and any amendment to the foregoing special voting provisions adversely affecting the rights and privileges of the Class A shares.
•Class B shares
Every holder of Class B shares is entitled to one vote per share on all matters for which shareholders are entitled to vote. The Class B shares may only be held by Panamanians, and upon registration of any transfer of a Class B share to a holder that does not certify that it is Panamanian, such Class B share shall automatically convert into a Class A share.
Transferees of Class B shares will be required to deliver to the Company a written certification of their status as Panamanian as a condition to registering the transfer to them of Class B shares.
•Class C shares
The Independent Directors Committee of the Board of Directors, or the Board of Directors as a whole if applicable, is authorized to issue Class C shares to the Class B holders pro rata in proportion to such Class B holders’ ownership of Copa Holdings. The Class C shares will have no economic value and will not be transferable except to Class B holders, but will possess such voting rights as the Independent Directors Committee shall deem necessary to ensure the effective control of the Company by Panamanians.
The Class C shares will be redeemable by the Company at such time as the Independent Directors Committee determines that such a triggering event shall no longer be in effect. The Class C shares will not be entitled to any dividends or any other economic rights.
Class A shares are listed on the NYSE under the symbol “CPA” The Class B shares and Class C shares will not be listed on any stock exchange unless the Board of Directors determines that it is in the best interest of the Company to list the Class B shares on the Panama Stock Exchange.
Dividends
The payment of dividends on shares is subject to the discretion of the Board of Directors. Under Panamanian law, the Company may pay dividends only out of retained earnings and capital surplus. The Articles of Incorporation provides that all dividends declared by the Board of Directors will be paid equally with respect to all of the Class A and Class B shares.
In February 2016, the Board of Directors of the Company approved to change the dividend policy to base the calculation of the payment of yearly dividends to shareholders in an amount of up to 40% of the prior year’s annual consolidated underlying net income, distributed in equal quarterly installments upon board ratification.
On April 26, 2020 the Board of Directors postponed dividend payments given the uncertainty related to the Covid-19 pandemic, during the years 2021 and 2022.
On March 22, 2023, the Board of Directors of the Company approved a 2023 dividend of $0.82 cents per share per quarter of 2023.
Treasury stock
When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable cost net of any tax effects, is recognized as a deduction from equity and presented separately in the balance sheet. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is presented within share premium.
Since treasury stock is not considered outstanding for share count purposes, it is excluded from average common shares outstanding for basic and diluted earnings per share.
In November, 2014, the Board of Directors of the Company approved a $250.0 million share repurchase program. Subsequently, during the second quarter of 2022, the Board approved the expansion of the current shares repurchase program by $200.0 million.
In October 2023, the Company completed its previously disclosed Share Repurchase Program and on November 15, 2023, the board of directors of the Company approved a new $200.0 million Share Repurchase Program.
Purchases will be made from time to time, subject to market and economic conditions, applicable legal requirements, and other relevant factors.
On September 18, 2023, the Company settled the notes issued in April 2020. The Notes that were converted were settled for $349.0 million in cash, plus approximately 3.7 million shares, reissued from the Company’s treasury shares (see Note 18).
The movement of the treasury shares is as follow:

	Shares	Cash paid
At January 1, 2022	2,869,517	$(176,902)
Acquisition of treasury shares	2,571,917	(167,639)
At December 31, 2022	5,441,434	(344,541)
Acquisition of treasury shares	1,141,316	(105,932)
Share settlement convertible notes	(3,694,845)	246,343
At December 31, 2023	2,887,905	$(204,130)
A summary of the total shares repurchased by the Company through December 31, 2023 is as follows:

	Shares	Cash paid
2014	182,592	$(18,506)
2015	2,127,900	(117,882)
2021	559,025	(40,514)
2022	2,571,917	(167,639)
2023	1,141,316	(105,932)
	6,582,750	$(450,473)